Related parties (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of related parties [Abstract]
Disclosure of detailed information about related parties [text block]

The related parties where control / significant influence exists are subsidiaries and associates. Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity, directly or indirectly, including any director whether executive or otherwise. Key management personnel include the board of directors and other senior management executives. The other related parties are those with whom the Group has had transaction during the years ended March 31, 2020, 2019 and 2018 are as follows:

Particulars	Country of incorporation	% of Ownership interest
		March 31, 2020	March 31, 2019
Holding Company
Infinity Satcom Universal Private Limited	India	-	-
Raju Vegesna Infotech & Industries Private Limited (Subsidiary of Infinity Satcom Universal Private Limited)	India	-	-
Ramanand Core Investment Company Private Limited (Subsidiary of Raju Vegesna Infotech & Industries Private Limited)	India	-	-
Subsidiaries
Sify Technologies (Singapore) Pte. Limited	Singapore	100	100
Sify Technologies North America Corporation	USA	100	100
Sify Data and Managed Services Limited	India	100	100
Sify Infinit Spaces Limited	India	100	100

Disclosure of transactions between related parties [text block]
The following is a summary of the related party transactions for the year ended March 31, 2020:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,540
Salaries and other short term benefits	-	-	-	41,454
Contributions to defined contribution plans	-	-	-	1,702
Share based payment transactions	-	-	-	9,095
Lease rentals paid**	1,190	-	6,713	-
Dividend paid	137,900	-	17,400	-
Advances given	-	-	3,000	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	5,600	-
Lease rentals payable**	-	-	820	-

The following is a summary of the related party transactions for the year ended March 31, 2019:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	300
Sitting fees paid	-	-	-	1,270
Salaries and other short term benefits	-	-	-	38,032
Contributions to defined contribution plans	-	-	-	1,675
Share based payment transactions	-	-	-	-
Lease rentals paid**	1,190	-	4,535	-
Dividend paid	133,677	-	17,436	-
Call money received	900,000	-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	2,600	-
Lease rentals payable**	-	-	563	-

The following is a summary of the related party transactions for the year ended March 31, 2018:

Transactions	Holding Company	Associates	Others	Key Management Personnel
Consultancy services received	-	-	-	200
Sitting fees paid	-	-	-	1,330
Salaries and other short term benefits	-	-	-	39,105
Contributions to defined contribution plans	-	-	-	1,675
Share based payment transactions	-	-	-	1,347
Lease rentals paid**	1,061	-	4,483	-
Dividend paid	126,600	-	16,700	-
Call money received		-	-	-
Amount of outstanding balances
Advance lease rentals and refundable deposits made**	-	-	2,600	-
Lease rentals payable**	-	-	125	-